Debt and Credit Agreements	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt and Credit Agreements	DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under its Commercial Paper Program which has a maximum authorized amount of $2,300 million. These short-term notes are denominated in Canadian dollars with varying maturities up to 365 days. The Commercial Paper Program is supported by the Company’s committed and unsecured revolving standby credit facilities totalling $2,300 million (Operating Credit Facilities).
At December 31, 2021, Hydro One’s Operating Credit Facilities consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Revolving standby credit facilities	June 2026[1]	2,300	—
1 On June 1, 2021, the maturity dates for the Operating Credit Facilities was extended from June 2024 to June 2026.
The Company may use the Operating Credit Facilities for working capital and general corporate purposes. If used, interest on the Operating Credit Facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2021 and 2020:

As at December 31 (millions of dollars)	2021	2020
1.84% Series 34 notes due 2021	—	500
2.57% Series 39 notes due 2021[1]	—	300
3.20% Series 25 notes due 2022	600	600
0.71% Series 48 notes due 2023	600	600
2.54% Series 42 notes due 2024	700	700
1.76% Series 45 notes due 2025	400	400
2.97% Series 40 notes due 2025	350	350
2.77% Series 35 notes due 2026	500	500
3.02% Series 43 notes due 2029	550	550
2.16% Series 46 notes due 2030	400	400
7.35% Debentures due 2030	400	400
1.69% Series 49 notes due 2031	400	400
2.23% Series 50 notes due 2031	450	—
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	750
2.71% Series 47 notes due 2050	500	500
3.64% Series 44 notes due 2050	250	250
3.10% Series 51 notes due 2051	450	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One long-term debt (a)	13,095	12,995

6.6% Senior Secured Bonds due 2023 (Principal amount - $98 million)	105	113
4.6% Note Payable due 2023 (Principal amount - $36 million)	37	38
HOSSM long-term debt (b)	142	151

	13,237	13,146

Add: Net unamortized debt premiums	9	10
Add: Unrealized mark-to-market loss[1]	—	3
Less: Unamortized deferred debt issuance costs	(50)	(51)
Total long-term debt	13,196	13,108
1 At December 31, 2021, there was no unrealized mark-to-market loss. At December 31, 2020, the unrealized mark-to-market net loss of $3 million related to $300 million Series 39 notes repaid in June 2021. At December 31, 2020, the unrealized mark-to-market net loss was offset by a $3 million unrealized mark-to-market net gain on the related fixed-to-floating interest-rate swap agreements, which were accounted for as fair value hedges.
(a) Hydro One long-term debt
At December 31, 2021, long-term debt of $13,095 million (2020 - $12,995 million) was outstanding, the majority of which was issued under Hydro One’s Medium Term Note (MTN) Program. In April 2020, Hydro One filed a short form base shelf prospectus in connection with its MTN Program, which has a maximum authorized principal amount of notes issuable of $4,000 million, expiring in May 2022. At December 31, 2021, $1,900 million remained available for issuance under the MTN Program prospectus.
In 2021, Hydro One issued long-term debt totalling $900 million (2020 - $2,300 million) and repaid long-term debt of $800 million (2020 - $650 million) under the MTN Program.
(b) HOSSM long-term debt
At December 31, 2021, HOSSM long-term debt of $142 million (2020 - $151 million), with a principal amount of $134 million (2020 - $138 million) was outstanding. In 2021, no long-term debt was issued (2020 - $nil), and $4 million (2020 - $3 million) of long-term debt was repaid.
The total long-term debt is presented on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2021	2020
Current liabilities:
Long-term debt payable within one year	603	806
Long-term liabilities:
Long-term debt	12,593	12,302
Total long-term debt	13,196	13,108
Principal and Interest Payments
At December 31, 2021, future principal repayments, interest payments, and related weighted-average interest rates were as follows:

	Long-Term Debt Principal Repayments	Interest Payments	Weighted-Average Interest Rate
	(millions of dollars)	(millions of dollars)	(%)
Year 1	603	501	3.2
Year 2	731	485	1.7
Year 3	700	470	2.5
Year 4	750	452	2.3
Year 5	500	437	2.8
	3,284	2,345	2.5
Years 6-10	2,200	2,046	3.2
Thereafter	7,745	4,004	4.6
	13,229	8,395	3.9